Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 01, 2012
International Fund (Prospectus Summary) | International Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	International Fund May 1, 2012
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the Fund's most recently completed fiscal year, the Fund's portfolio
		turnover rate was 1.44% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.44%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest
$10,000 in the Fund for the time periods indicated and thenredeem all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would
		increase costs if included.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests, directly and/or indirectly, mainly in stocks of companies located outside of the United States that reflect or are contained in the Morgan Stanley Capital
International, Inc. Europe, Australasia, and Far East Index (the "MSCI EAFE Index").
At present, the Fund expects to invest substantially all of its assets in exchange
		traded funds.
Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

• General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the
Fund.

• Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition.
The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

• Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

• Index risk: The Fund's investment performance may not precisely duplicate the performance of the index. The Fund may rebalance the portfolio to account for changes in the composition of the index or in the valuations of the stocks within the index.

• Liquidity risk: The Fund's investments in illiquid securities, investments that are difficult to purchase or sell, may reduce returns if the Fund is unable to sell at an advantageous time or price. Foreign securities, derivatives or securities with substantial market and/or credit risk and securities that trade over-the-counter tend to have the greatest exposure to liquidity risk.

• Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets.

• ETF risk: ETFs generally invest substantially all of their assets in securities and are traded on stock exchanges. Their net asset values may differ from the prices of the ETF shares offered on the exchanges.

• Depositary Receipts Risk: The underlying ETF may invest in securities of foreign issuers in the form of depositary receipts, some of which are not obligated to disclose material information.

• Inactive Market Risk: ETF shares are listed exchanges for which there can be no assurance that it will maintain the listing. Also there is no assurance that an active trading market will develop, creating illiquidity and resulting in price volatility. Also trading on these exchanges may be halted because of market conditions or extraordinary market volatility.

• Investment Company Risk: The cost of investing in the Fund is higher because in addition to the Fund's direct fees and expenses, it also indirectly bears fees and expenses charged by the underlying ETFs. The underlying ETFs may change their investment objectives or policies without the approval of the Fund, causing the Fund to withdraw its investment at a possibly inopportune time.

• Leveraging Risk: ETFs may borrow money or otherwise leverage their holdings by investing in collateral from securities loans and by borrowing money to meet redemption requests. This leveraging results in more volatility and a compounding of all other risks.

• Net Asset Value Risk: The market price of an underlying ETF may be different from its net asset value.

• Passive Investment Risk: Many ETFs are not actively managed; rather the underlying ETF invests in securities that represent its underlying index, regardless of its investment merit or market trends. Also, an underlying ETF is more susceptible to declines in the market because the underlying ETFs generally do not change their investment strategies to respond to changes in the economy.

• Tracking Error Risk: Imperfect correlation between the securities of an ETF and those in the index it intends to track, rounding of prices, changes to the indices and regulatory policies may cause the performance of an ETF to not match the performance of its index.

• Underlying ETF Management Risk: No underlying ETF fully replicates its index;
therefore there is a risk that the investment strategy of each underlying ETF may not produce the intended results.

• Valuation Risk: An underlying ETF may value certain securities at higher prices than the prices at which it can sell them.

• Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities. It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades "over-the-counter", than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

• International Fund risk: The Fund is subject to the risks of investing in securities that trade in foreign markets, including changes in currency or exchange rates, and economic and political trends in foreign countries. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The
Fund may invest substantially all or a significant portion of its assets in
		ETFs.
Risk, Lose Money	rr_RiskLoseMoney	An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance/Annual Return.
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund's highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund's total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the
Fund's average annual returns for one year and the life of the Fund compare to those of a broad-based, unmanaged index for those periods. A fund's past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at
		http://www.mutualofamerica.com or by calling 1-800-468-3785.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the annual return and average annual returns of the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-468-3785
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.mutualofamerica.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	A fund's past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart and table below show the annual return and average annual returns of the Fund.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best and Worst Performing Quarters Quarter/Year Total Return Best Second quarter 2009 23.90% Worst Third quarter 2011 (20.43)%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Index reflects no deduction of any charges against the assets
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2011)
International Fund (Prospectus Summary) | International Fund | MSCI EAFE Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (Index reflects no deduction of any charges against the assets)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.73%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.20%)
International Fund (Prospectus Summary) | International Fund | International Fund Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	44
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	139
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	243
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	554
Annual Return 2008	rr_AnnualReturn2008	(40.06%)
Annual Return 2009	rr_AnnualReturn2009	25.22%
Annual Return 2010	rr_AnnualReturn2010	8.32%
Annual Return 2011	rr_AnnualReturn2011	(12.60%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.43%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	International Fund (commenced operations on November 5, 2007)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.60%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.54%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 05, 2007